LORD ABBETT                     [LOGO]


LORD ABBETT

MICRO-CAP GROWTH FUND

MICRO-CAP VALUE FUND

[GRAPHIC OMITTED]


2001
SEMIANNUAL

REPORT

For the Six-Month Period
Ended April 30, 2001

                      Schedule of Investments (unaudited)
                      Micro-Cap Growth Fund April 30, 2001

           Investments                               Shares            Value
================================================================================
Common Stocks 74.44%
================================================================================
Auto Parts:            Keystone Automotive
After Market 1.60%     Industries, Inc.*              3,800        $   31,350
--------------------------------------------------------------------------------
Banks: Regional
1.40%                  Online Resources Corp.*       13,500            27,405
--------------------------------------------------------------------------------
Business & Consumer
Discretionary:
Miscellaneous 2.36%    Cuisine Solutions, Inc.       38,500            46,200
--------------------------------------------------------------------------------
Communications
Technology 0.00%       Anicom, Inc.*+                 6,800                 1
--------------------------------------------------------------------------------
Computer Services      BSQUARE Corp.*                 1,200            15,480
Software & Systems     SPSS, Inc.*                    1,900            24,681
                                                                     ===========
2.05%                  Total                                           40,161
--------------------------------------------------------------------------------
Computer Technology    Interactive Objects, Inc.*    16,000            20,480
2.17%                  Rimage Corp.*                  2,850            22,088
                                                                     ===========
                       Total                                           42,568
--------------------------------------------------------------------------------
Consumer Electronics   Interplay Entertainment
0.77%                  Corp.*                         8,000            15,200
--------------------------------------------------------------------------------
Diversified
Manufacturing 2.89%    Armor Holdings, Inc.*          3,400            56,610
--------------------------------------------------------------------------------
Drugs &                Corvas International, Inc.*    2,700            27,324
Pharmaceuticals        Duramed
6.21%                  Pharmaceuticals, Inc.*         3,300            26,235
                       Genelabs Technologies, Inc.*   2,000             6,020
                       Novavax, Inc.*                 5,500            47,025
                       Penwest Pharmaceuticals Co.    1,100            15,279
                                                                     ===========
                       Total                                          121,883
--------------------------------------------------------------------------------
Education Services     Educational
5.88%                  Development Corp.             12,000            36,600
                       ProsoftTraining.com*           6,000            18,360
                       SkillSoft Corp.*               2,200            60,390
                                                                     ===========
                       Total                                          115,350
--------------------------------------------------------------------------------
Electronics 3.37%      Daktronics, Inc.*              1,100            24,739
                       Gentner
                       Communications Corp.*          2,000            23,680
                       U.S. Wireless Data, Inc.*      9,525            17,621
                                                                     ===========
                       Total                                           66,040
--------------------------------------------------------------------------------
Electronics: Medical   Colorado Medtech, Inc.*        6,100            24,827
Systems 5.85%          Eclipse Surgical
                       Technologies*                 26,100            37,845
                       Endocardial Solutions, Inc.*   5,900            32,450
                       Iridex Corp.*                  4,900            19,649
                                                                     ===========
                       Total                                          114,771
--------------------------------------------------------------------------------
Electronics:
Semi-Conductors/
Components 1.14%       Metron Technology N.V.*        3,600            22,320
--------------------------------------------------------------------------------
Financial Data
Processing Services &  Actrade Financial
System 4.41%           Technologies Ltd.*             2,700        $   86,589
--------------------------------------------------------------------------------
Financial:
Miscellaneous 2.03%    Transmedia Network, Inc.      11,400            39,900
--------------------------------------------------------------------------------
Health & Personal
Care 1.79%             Chronimed, Inc.*               4,500            35,145
--------------------------------------------------------------------------------
Healthcare
Management Services
2.13%                  Matria Healthcare, Inc.*       3,125            41,875
--------------------------------------------------------------------------------
Machinery: Industrial
1.25%                  BTU International, Inc.*       4,200            24,486
--------------------------------------------------------------------------------
Machinery:
Specialty 4.52%        Candela Corp.*                 5,600            40,768
                       Semitool, Inc.*                4,400            47,872
                                                                     ===========
                       Total                                           88,640
--------------------------------------------------------------------------------
Medical & Dental       ATS Medical, Inc.*             5,800            46,864
Instruments &          ICU Medical, Inc.*             1,000            38,450
Supplies 5.89%         Micro Therapeutics, Inc.*      6,100            30,195
                                                                     ===========
                       Total                                          115,509
--------------------------------------------------------------------------------
Publishing:            Advanced Marketing
Miscellaneous 2.23%    Services, Inc.                 1,800            43,650
--------------------------------------------------------------------------------
Research &
Development 0.68%      Integral Technologies, Inc.*  26,700            13,350
--------------------------------------------------------------------------------
Retail 1.50%           The Gymboree Corp.*            4,200            29,442
--------------------------------------------------------------------------------
Services: Commercial   Aegis Communications
10.56%                 Group, Inc.*                  50,000            40,500
                       First Consulting Group, Inc.*  6,500            52,065
                       Headhunter.Net, Inc.*          7,200            28,800
                       MDC Corp., Inc. Class A*       5,400            41,850
                       Provant, Inc.*                 6,700            20,636
                       Startek, Inc.*                 1,400            23,184
                                                                     ===========
                       Total                                          207,035
--------------------------------------------------------------------------------
Telecommunications
Equipment 1.76%        Xeta Technologies, Inc.*       5,600            34,608
--------------------------------------------------------------------------------
                       Total Common Stocks
                       (Cost $1,872,428)                            1,460,088
================================================================================
Short-Term Investment 25.09%                    Principal Amount
================================================================================
                       Federal Home Loan
                       Mortgage Corp.
                       4.53% due 5/1/2001
                       (Cost $492,000)             $492,000           492,000
--------------------------------------------------------------------------------
                       Total Investments 99.53%
                       (Cost $2,364,428)                           $1,952,088
================================================================================


See Notes to Financial Statements.
                                                                               1

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                      MICRO-CAP VALUE FUND APRIL 30, 2001



Common Stocks 87.97%
--------------------------------------------------------------------------------
Air Transport 3.21%    Offshore Logistics, Inc.       3,500        $   92,750
--------------------------------------------------------------------------------
Auto Parts: Original
Equipment 0.84%        Donnelly Corp.                 1,800            24,390
--------------------------------------------------------------------------------
Auto Trucks & Parts
0.81%                  Oshkosh Truck Corp.              600            23,388
--------------------------------------------------------------------------------
Banks: Regional
1.73%                  East-West Bancorp, Inc.        2,400            49,824
--------------------------------------------------------------------------------
Building Materials
1.07%                  LSI Industries, Inc.           1,400            30,870
--------------------------------------------------------------------------------
Building: Cement
1.28%                  U.S. Concrete, Inc.*           4,700            36,895
--------------------------------------------------------------------------------
Business Services
2.39%                  SFBC International, Inc.*      5,900            69,030
--------------------------------------------------------------------------------
Computer Hardware
0.00%                  OpticNet, Inc.*+                 300                24
--------------------------------------------------------------------------------
Computer Services      Datastream Systems, Inc.*      4,200            38,010
Software & Systems     NYFIX, Inc.*                   1,525            37,500
                                                                     ===========
2.62%                  Total                                           75,510
-------------------------------------------------------------------------------
Computer Technology    Performance
0.84%                  Technologies, Inc.*            1,900            24,225
-------------------------------------------------------------------------------
Construction 2.30%     Modtech Holdings, Inc.*        5,500            66,275
-------------------------------------------------------------------------------
Containers &
Packaging: Paper &
Plastic 1.68%          Ivex Packaging Corp.*          3,100            48,515
-------------------------------------------------------------------------------
Drugs &
Pharmaceuticals
1.82%                  Elite Pharmaceuticals, Inc.*   7,400            52,540
-------------------------------------------------------------------------------
Electrical Equipment
& Components 2.66%     Powell Industries, Inc.*       4,300            76,755
-------------------------------------------------------------------------------
Electrical: Household
Appliance 1.20%        Good Guys, Inc.*               7,800            34,710
-------------------------------------------------------------------------------
Electronics 7.61%      BEI Technologies, Inc.         4,800           120,000
                       ESCO Technologies, Inc*        1,800            45,540
                       Merrimac Industries, Inc.*     2,200            29,370
                       Parlex Corp.*                  2,300            24,794
                                                                     ==========
                       Total                                          219,704
-------------------------------------------------------------------------------
Electronics: Medical
Systems 0.89%          Spacelabs Medical, Inc.*       2,600            25,740
-------------------------------------------------------------------------------
Electronics:           Innovative Solutions
Technology 1.13%       & Support, Inc.*               2,500            32,625
-------------------------------------------------------------------------------
Energy Miscellaneous
1.25%                  Trico Marine Services, Inc.*   2,500            36,200
-------------------------------------------------------------------------------
Engineering &          Michael Baker Corp.           13,700           137,000
Contracting Services   URS Corp.                      2,000            43,000
                                                                     ==========
6.23%                  Total                                          180,000
-------------------------------------------------------------------------------
Financial:             Financial Federal Corp.        2,100            51,870
Miscellaneous 2.18%    Medallion Financial Corp.        900            11,205
                                                                     ==========
                       Total                                           63,075
-------------------------------------------------------------------------------
Healthcare
Management Services    American Dental
1.09%                  Partners, Inc.*                4,000        $   31,440
-------------------------------------------------------------------------------
Household Equipment
& Products 0.55%       Koala Corp.*                   4,200            15,834
-------------------------------------------------------------------------------
Household              Falcon Products, Inc.          1,800            15,120
Furnishings 1.69%      Haverty Furniture Cos., Inc.   2,400            33,600
                                                                     ==========
                       Total                                           48,720
-------------------------------------------------------------------------------
Identification Control
& Filter Devices 1.37% Robbins & Myers, Inc.          1,400            39,550
-------------------------------------------------------------------------------
Insurance:
Property-Casualty      Mutual Risk
1.03%                  Management Ltd.                4,600            29,716
-------------------------------------------------------------------------------
Machinery:
Agricultural 0.52%     Lindsay Manufacturing Co.        800            14,960
-------------------------------------------------------------------------------
Machinery: Industrial/ Summa Industries, Inc.*        3,000            27,060
Specialty 3.84%        Tennant Co.                      600            25,848
                       Twin Disc, Inc.*               1,700            25,160
                       Woodward Governor Co.            500            32,755
                                                                     ==========
                       Total                                          110,823
-------------------------------------------------------------------------------
Machinery: Oil Well    Horizon Offshore, Inc.*        2,000            48,500
Equipment & Services   Lufkin Industries, Inc.        1,900            47,310
5.73%                  Universal Compression
                       Holdings, Inc.*                1,100            39,600
                       Willbros Group, Inc.*          2,100            29,925
                                                                     ==========
                       Total                                          165,335
-------------------------------------------------------------------------------
Materials &
Commodities:
Miscellaneous 1.26%    Lydall, Inc.                   3,000            36,270
-------------------------------------------------------------------------------
Materials &
Processing:
Miscellaneous 1.48%    Rogers Corp.                   1,500            42,750
-------------------------------------------------------------------------------
Medical 1.03%          Harvard Bioscience, Inc.       3,900            29,835
-------------------------------------------------------------------------------
Medical & Dental
Instruments &
Supplies 1.60%         ICU Medical, Inc.*             1,200            46,140
-------------------------------------------------------------------------------
Metal Fabricating      Chase Industries, Inc.*        3,700            40,330
3.99%                  NN, Inc.                       3,000            22,800
                       ROHN Industries, Inc.          6,400            27,968
                       RTI International Metals, Inc. 1,700            23,987
                                                                     ==========
                       Total                                          115,085
-------------------------------------------------------------------------------
Multi-Sector
Companies 1.10%        Kaman Corp. Class A            1,900            31,635
-------------------------------------------------------------------------------
Office Furniture &
Business Equipment
1.48%                  Micros Systems, Inc.*          2,000            42,840
-------------------------------------------------------------------------------
Oil: Crude Producers
1.50%                  Stone Energy Corp.*              874            43,438
-------------------------------------------------------------------------------
Radio & TV
Broadcasters 0.85%     Acme Communications, Inc.*     2,600            24,648
-------------------------------------------------------------------------------


2       See Notes to Financial Statements.

                      MICRO-CAP VALUE FUND APRIL 30, 2001



           Investments                               Shares            Value
===============================================================================
Railroads 0.83%        RailAmerica, Inc.              2,400        $   23,952
-------------------------------------------------------------------------------
Real Estate Investment
Trusts (REIT) 1.20%    Agree Realty Corp.             2,100            34,545
-------------------------------------------------------------------------------
Rental & Leasing       Interpool, Inc.                2,500            34,625
Services: Commercial   MicroFinancial, Inc.           2,600            32,214
                                                                     ==========
2.31%                  Total                                           66,839
-------------------------------------------------------------------------------
Restaurants 0.71%      Buca, Inc.*                    1,000            20,650
-------------------------------------------------------------------------------
Retail 1.42%           The Gymboree Corp.*            3,800            26,638
                       Urban Outfitters, Inc.*        1,100            14,322
                                                                     ==========
                       Total                                           40,960
-------------------------------------------------------------------------------
Textile Products
3.09%                  Quaker Fabric Corp.*          10,400            89,128
-------------------------------------------------------------------------------
Textiles Apparel
Manufacturers 1.40%    Phillips-Van Heusen Corp.      2,700            40,500
-------------------------------------------------------------------------------
Truckers 3.16%         Covenant Transport, Inc.
Class A*               3,200                      $   50,080
                       Heartland Express, Inc.*        1,500           41,204
                                                                     ==========
                       Total                                           91,284
-------------------------------------------------------------------------------
                       Total Common Stocks
                       (Cost $1,956,021)                            2,539,922
===============================================================================
Short-Term Investments 11.01%    Principal Amount
===============================================================================
                       American Express
                       Credit Corp.
                       4.69% due 5/1/2001           $120,000          120,000
                       Citigroup, Inc.
                       4.69% due 5/1/2001            120,000          120,000
                       Federal Home Loan
                       Mortgage Corp.
                       4.53% due 5/1/2001             78,000           78,000
-------------------------------------------------------------------------------
                       Total Short-Term Investments
                       (Cost $318,000)                                318,000
-------------------------------------------------------------------------------
                       Total Investments 98.98%
                       (Cost $2,274,021)                           $2,857,922
===============================================================================

                      *Non-income producing security.
                      +Security valued at fair value - See Note 2.



                See Notes to Financial Statements.                           3

 Statements of Assets and Liabilities (unaudited)
 April 30, 2001

                                                                                                      Micro-Cap          Micro-Cap
                                                                                                     Growth Fund         Value Fund
 ASSETS:
    Investments in securities, at cost                                                                $ 2,364,428        $ 2,274,021
------------------------------------------------------------------------------------------------------------------------------------
    Investments in securities, at value                                                               $ 1,952,088        $ 2,857,922
    Cash                                                                                                   10,871             10,920
    Receivables:
       Interest and dividends                                                                                  --                153
       Investment securities sold                                                                         492,000            339,654
       From advisor                                                                                        23,246             11,190
------------------------------------------------------------------------------------------------------------------------------------
    Total assets                                                                                        2,478,205          3,219,839
------------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES:
    Payables:
       Investment securities purchased                                                                    491,938            324,349
       12b-1 distribution fees                                                                              1,439              1,847
       Trustees' fees                                                                                         262                266
    Accrued expenses                                                                                       23,219              6,057
------------------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                                                                     516,858            332,519
====================================================================================================================================
 NET ASSETS                                                                                           $ 1,961,347        $ 2,887,320
====================================================================================================================================

 COMPOSITION OF NET ASSETS:
 Paid-in capital                                                                                        2,407,424          2,215,223
 Undistributed net investment income                                                                          690              4,838
 Accumulated net realized gain (loss) on investments                                                      (34,427)            83,358
 Net unrealized appreciation (depreciation) on investments                                               (412,340)           583,901
------------------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                           $ 1,961,347        $ 2,887,320
====================================================================================================================================
 Net assets by class:
 Class A Shares                                                                                       $ 1,954,250        $ 2,873,239
 Class Y Shares                                                                                       $     7,097        $    14,081

 Outstanding shares by class:
 Class A Shares                                                                                           203,150            185,224
 Class Y Shares                                                                                           736.891            906.686

 Net asset value, offering and redemption price per share (net assets divided by outstanding shares):

 Class A Shares-Net asset value                                                                       $      9.62        $     15.51
 Class A Shares-Maximum offering price (net asset value plus sales charge of 5.75%)                   $     10.21        $     16.46
 Class Y Shares-Net asset value                                                                       $      9.63        $     15.53




4       See Notes to Financial Statements.

Statements of Operations (unaudited)
 For the Six Months Ended April 30, 2001


                                                                                                        Micro-Cap        Micro-Cap
 Investment Income:                                                                                    Growth Fund      Value Fund

 Interest                                                                                            $   4,840            $   5,439
 Dividends                                                                                                  48                7,153
------------------------------------------------------------------------------------------------------------------------------------
 Total investment income                                                                                 4,888               12,592
-----------------------------------------------------------------------------------------------------------------------------------
 Expenses:
 Management fees                                                                                        15,186               17,941
 12b-1 distribution plan - Class A                                                                       3,756                4,442
 Reports to shareholders                                                                                17,147                9,314
 Professional                                                                                            6,185                1,787
 Registration                                                                                            5,247                5,547
 Shareholder servicing                                                                                     904                  882
 Custody                                                                                                   266                  248
 Trustees' fees                                                                                            198                  196
 Other                                                                                                     209                  109
------------------------------------------------------------------------------------------------------------------------------------
 Gross expenses                                                                                         49,098               40,466
    Management fees waived                                                                             (15,186)             (17,941)
    Expense reductions                                                                                    (266)                (248)
    Expenses assumed by Lord, Abbett & Co.                                                             (29,890)             (17,835)
-----------------------------------------------------------------------------------------------------------------------------------
 Net expenses                                                                                            3,756                4,442
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                                                   1,132                8,150
-----------------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on investments:

 Net realized gain (loss) on investments                                                               (34,418)              83,355
 Net change in unrealized appreciation/depreciation on investments                                    (226,535)             280,673
====================================================================================================================================
 Net realized and unrealized gain (loss) on investments                                               (260,953)             364,028
====================================================================================================================================
 Net Increase (Decrease) in Net Assets Resulting From Operations                                     $(259,821)           $ 372,178
====================================================================================================================================



        See Notes to Financial Statements.                                    5

Statements of Changes in Net Assets (unaudited)
 Six Months Ended April 30, 2001

INCREASE (DECREASE) IN NET ASSETS

                                                                                                     Micro-Cap            Micro-Cap
                                                                                                   Growth Fund          Value Fund
Operations:
 Net investment income                                                                            $     1,132           $     8,150
 Net realized gain (loss) on investments                                                              (34,418)               83,355
 Net change in unrealized appreciation/depreciation on investments                                   (226,535)              280,673
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from operations                                     (259,821)              372,178
====================================================================================================================================
 Distributions to shareholders from:
 Net investment income

    Class A                                                                                            (1,421)              (18,494)
    Class Y                                                                                               (22)                 (130)

 Net realized gain

    Class A                                                                                          (401,216)             (321,094)
    Class Y                                                                                            (1,397)               (1,816)
------------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                                 (404,056)             (341,534)
====================================================================================================================================
 Capital share transactions:
 Net proceeds from sales of shares                                                                    322,367               475,308
 Reinvestment of distributions                                                                        404,046               341,523
 Cost of shares reacquired                                                                           (268,729)               (4,648)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from capital share transactions                                 457,684               812,183
====================================================================================================================================
 Net increase (decrease) in net assets                                                               (206,193)              842,827
====================================================================================================================================
 NET ASSETS:
 Beginning of period                                                                                2,167,540             2,044,493
-----------------------------------------------------------------------------------------------------------------------------------
 End of period                                                                                    $ 1,961,347           $ 2,887,320
====================================================================================================================================
  Undistributed net investment income                                                             $       690           $     4,838
====================================================================================================================================




6       See Notes to Financial Statements.

Statements of Changes in Net Assets
 Year Ended October 31, 2000

INCREASE IN NET ASSETS
                                                                                                    Micro-Cap            Micro-Cap
                                                                                                   Growth Fund          Value Fund
 Operations:
 Net investment income                                                                            $     1,376           $    17,001
 Net realized gain on investments                                                                     403,403               322,944
 Net change in unrealized appreciation/depreciation on investments                                   (211,279)              283,659
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from operations                                                 193,500               623,604
====================================================================================================================================

 Distributions to shareholders from:
 Net investment income

    Class Y                                                                                            (2,266)              (10,566)

 Net realized gain

    Class Y                                                                                          (131,886)               (8,012)
-----------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                                                                 (134,152)              (18,578)
====================================================================================================================================

 Capital share transactions:
 Net proceeds from sales of shares                                                                  3,321,659             2,104,154
 Reinvestment of distributions                                                                        134,152                18,578
 Cost of shares reacquired                                                                         (2,751,198)           (1,834,818)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from capital share transactions                                 704,613               287,914
====================================================================================================================================
 Net increase in net assets                                                                           763,961               892,940
====================================================================================================================================

 NET ASSETS:
 Beginning of year                                                                                  1,403,579             1,151,553
-----------------------------------------------------------------------------------------------------------------------------------
 End of year                                                                                      $ 2,167,540           $ 2,044,493
====================================================================================================================================
 Undistributed net investment income                                                              $     1,001           $    15,312
====================================================================================================================================



        See Notes to Financial Statements.                                    7

Financial Highlights
MICRO-CAP GROWTH FUND


                                                                               Six Months Ended      5/1/2000(a)
                                                                                   4/30/2001            to
                                                                                 (unaudited)       10/31/2000
 Per Share Operating Performance (Class A Shares)
 Net asset value, beginning of period                                               $13.18           $16.76
====================================================================================================================================
 Investment operations

    Net investment income (loss)                                                       .01(b)          (.01)(b)
    Net realized and unrealized loss on investments                                  (1.22)           (3.57)
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                               (1.21)           (3.58)
------------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from:
    Net investment income                                                             (.01)              -
    Net realized gain                                                                (2.34)              -
------------------------------------------------------------------------------------------------------------------------------------
      Total distributions                                                            (2.35)              -
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                      $9.62           $13.18
====================================================================================================================================

 Total Return(c)                                                                    (10.08)%(d)      (21.36)%(d)

 Ratios to Average Net Assets

    Expenses, including waiver and expense reductions                                  .19%(d)          .18%(d)
    Expenses, excluding waiver and expense reductions                                 2.43%(d)         1.36%(d)
    Net investment income (loss)                                                       .06%(d)         (.04)%(d)




                                                                                Six Months Ended                    12/15/1998(e)
                                                                                    4/30/2001       Year Ended          to
                                                                                  (unaudited)       10/31/2000      10/31/1999

 Per Share Operating Performance (Class Y Shares)
 Net asset value, beginning of period                                               $13.21           $12.57          $10.00
====================================================================================================================================
 Investment operations

    Net investment income                                                              .03(b)           .04(b)          .02(b)
    Net realized and unrealized gain (loss) on investments                           (1.23)            1.73            2.55
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                               (1.20)            1.77            2.57
------------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from:
    Net investment income                                                             (.04)            (.02)             -
    Net realized gain                                                                (2.34)           (1.11)             -
------------------------------------------------------------------------------------------------------------------------------------
      Total distributions                                                            (2.38)           (1.13)             -
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                      $9.63           $13.21          $12.57
====================================================================================================================================

 Total Return(c)                                                                     (9.97)%(d)       14.48%          25.70%(d)

 Ratios to Average Net Assets

    Expenses, including waiver and expense reductions                                  .00%(d)          .00%            .00%(d)
    Expenses, excluding waiver and expense reductions                                 2.24%(d)         2.33%           1.71%(d)
    Net investment income                                                              .25%(d)          .22%            .19%(d)



                                                                             Six Months Ended                      12/15/1998(e)
                                                                                 4/30/2001          Year Ended          to
                                                                               (unaudited)          10/31/2000      10/31/1999
 Supplemental Data for All Classes:
====================================================================================================================================
    Net assets, end of period (000)                                                 $1,961           $2,168          $1,404
    Portfolio turnover rate                                                         30.48%          103.33%          41.18%
====================================================================================================================================
 (a) Commencement of offering of class  shares.
 (b) Calculated using average shares outstanding during the period.
 (c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (d) Not annualized.
 (e) Commencement of investment operations.


8       See Notes to Financial Statements.

Financial Highlights
MICRO-CAP VALUE FUND

                                                                             Six Months Ended   5/1/2000(a)
                                                                                 4/30/2001           to
                                                                               (unaudited)       10/31/2000
 Per Share Operating Performance (Class A Shares)
 Net asset value, beginning of period                                               $15.90           $13.13
====================================================================================================================================
 Investment operations
    Net investment income                                                              .05(b)           .07(b)
    Net realized and unrealized gain on investments                                   2.08             2.70
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                2.13             2.77
------------------------------------------------------------------------------------------------------------------------------------

 Distributions to shareholders from:
    Net investment income                                                             (.14)              -
    Net realized gain                                                                (2.38)              -
------------------------------------------------------------------------------------------------------------------------------------
      Total distributions                                                            (2.52)              -
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                     $15.51           $15.90
====================================================================================================================================

 Total Return(c)                                                                     15.89%(d)        21.10%(d)

 Ratios to Average Net Assets

    Expenses, including waiver and expense reductions                                  .19%(d)          .17%(d)
    Expenses, excluding waiver and expense reductions                                 1.70%(d)         1.50%(d)
    Net investment income                                                              .34%(d)          .49%(d)


                                                                             Six Months Ended                    12/15/1998(e)
                                                                                 4/30/2001       Year Ended          to
 Per Share Operating Performance (Class Y Shares)                              (unaudited)       10/31/2000      10/31/1999

 Net asset value, beginning of period                                               $15.92           $10.75          $10.00
====================================================================================================================================
 Investment operations

    Net investment income                                                              .07(b)        .14(b)          .12(b)
    Net realized and unrealized gain on investments                                   2.09             5.19          .63
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                2.16             5.33          .75
------------------------------------------------------------------------------------------------------------------------------------
 Distributions to shareholders from:
    Net investment income                                                             (.17)         (.09)                -
    Net realized gain                                                                (2.38)         (.07)                -
------------------------------------------------------------------------------------------------------------------------------------
      Total distributions                                                            (2.55)         (.16)                -
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                     $15.53           $15.92          $10.75
====================================================================================================================================

 Total Return(c)                                                                     16.06%(d)        50.12%           7.60%(d)

 Ratios to Average Net Assets

    Expenses, including waiver and expense reductions                                  .00%(d)          .00%            .00%(d)
    Expenses, excluding waiver and expense reductions                                 1.51%(d)         2.50%           1.80%(d)
    Net investment income                                                              .51%(d)         1.15%           1.08%(d)


                                                                               Six Months Ended                    12/15/1998(e)
                                                                                   4/30/2001       Year Ended          to
 Supplemental Data for All Classes:                                              (unaudited)       10/31/2000      10/31/1999
====================================================================================================================================
    Net assets, end of period (000)                                                 $2,887           $2,044          $1,152
    Portfolio turnover rate                                                         23.30%           82.02%          30.38%
====================================================================================================================================
 (a) Commencement of offering of class shares.
 (b) Calculated using average shares outstanding during the period.
 (c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (d) Not annualized.
 (e) Commencement of investment operations.

        See Notes to Financial Statements.                                    9

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1.   ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is an open-end management investment company, organized as a Delaware business trust. The Trust currently consists of six portfolios (the"Funds"). This report covers the following two Funds: Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund. The Funds are diversified under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.


2.   SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Security Transactions and Investment Income-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) Federal Taxes-It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment com- panies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(d) Expenses-Expenses incurred by the Trust that do not specifically relate to an individual Fund are allocated to the Fund on a pro rata basis. Class A shares bear all expenses and fees relating to its 12b-1 Distribution Plan.


3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES


Management Fees

The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at the following annual rates:

                                      Management Fees        Voluntary Waiver

--------------------------------------------------------------------------------
Micro-Cap Growth Fund                           1.50%                   1.50%
Micro-Cap Value Fund                            1.50%                   1.50%

For the six months ended April 30, 2001, Lord Abbett voluntarily waived its management fees.

12b-1 Plans

The Trust has adopted a distribution plan (the "Plan") with respect to Class A shares pursuant to Rule 12b-1 of the Act, which provides for payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The service and distribution fees are accrued daily at an annual rate of .25% and .10%, respectively. In addition, the Funds pay a one-time distribution fee of up to 1% on certain qualifying purchases. Class Y does not have a distribution plan.

Certain of the Trust's officers and trustees have an interest in Lord Abbett.


4.   DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid annually. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders annually. The capital loss carryforward amount is available to offset future net capital gains.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows for the six months ended April 30, 2001:

                                                                   Purchases                      Sales
----------------------------------------------------------------------------------------------------------
Micro-Cap Growth Fund                                               $559,992                   $849,658
Micro-Cap Value Fund                                                 820,478                    512,550

As of April 30, 2001 the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation
(depreciation) on investments based on cost for federal income tax purposes were as follows:

                                                                                                   Net
                                                        Gross                 Gross         Unrealized
                                                   Unrealized           Unrealized        Appreciation
                                  Tax Cost        Appreciation         Depreciation      (Depreciation)
----------------------------------------------------------------------------------------------------------

Micro-Cap Growth Fund           $2,364,428            $177,848            $(590,188)          $(412,340)
Micro-Cap Value Fund             2,274,021             672,366              (88,465)            583,901


6.   TRUSTEES' REMUNERATION

The Trustees associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The outside Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Trust, or other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and are not deductible for federal income tax purposes until such amounts are paid.


7.   EXPENSE REDUCTION

The Trust has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Trust's expenses.


8.   Subsequent Event

The following Trustees were elected at a special meeting of the shareholders of the Trust, held on June 6, 2001:

Robert S. Dow*
E. Thayer Bigelow*
William H.T. Bush*
Robert B. Calhoun, Jr.*
Stewart S. Dixon*
C. Alan MacDonald*
Thomas J. Neff*
Franklin W. Hobbs**

 *Re-elected
**Elected

9.   SUMMARY OF CAPITAL TRANSACTIONS


Micro-Cap Growth Fund                         Six Months Ended April 30, 2001 (unaudited)            Period Ended October 31, 2000*
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares                                                 Shares            Amount                 Shares            Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   29,914          $   322,367              180,441          $ 2,834,010
Reinvestment of distributions                                 39,746              402,627                   --                   --
Shares reacquired                                            (30,317)            (268,729)             (16,634)            (250,065)
-----------------------------------------------------------------------------------------------------------------------------------
Increase                                                      39,343          $   456,265              163,807          $ 2,583,945
-----------------------------------------------------------------------------------------------------------------------------------

Class Y Shares                                                                                          Year Ended October 31, 2000

Shares sold                                                       --          $        --               36,492          $   487,649
Reinvestment of distributions                                140.232                1,419               10,655              134,152
Shares reacquired                                                 --                   --             (158,186)          (2,501,133)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease)                                          140.232          $     1,419             (111,039)         $(1,879,332)
-----------------------------------------------------------------------------------------------------------------------------------


Micro-Cap Value Fund                          Six Months Ended April 30, 2001 (unaudited)             Period Ended October 31, 2000*
-----------------------------------------------------------------------------------------------------------------------------------
Class A Shares
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                   32,370          $   475,308              127,856          $ 1,702,126
Reinvestment of distributions                                 25,322              339,578                   --                   --
Shares reacquired                                               (321)              (4,648)                  (3)                 (50)
-----------------------------------------------------------------------------------------------------------------------------------
Increase                                                      57,371          $   810,238              127,853          $ 1,702,076
-----------------------------------------------------------------------------------------------------------------------------------


Class Y Shares                                                                                          Year Ended October 31, 2000
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                       --          $        --               35,145          $   402,028
Reinvestment of distributions                                145.071                1,945                1,624               18,578
Shares reacquired                                                 --                   --             (143,083)          (1,834,768)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease)                                          145.071          $     1,945             (106,314)         $(1,414,162)
-----------------------------------------------------------------------------------------------------------------------------------

*For the period May 1, 2000 to October 31, 2000.



12